Offerings - Offering: 1	Aug. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	15,237,500
Proposed Maximum Offering Price per Unit	53.75
Maximum Aggregate Offering Price	$ 819,015,625.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 113,106.06
Offering Note	Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended. In accordance with Rules 456(b) and 457(r), the registrant initially deferred payment of certain of the registration fees for Registration Statement No. 333-281488 filed by the registrant on August 12, 2024. Includes the potential issuance of 1,987,500 shares of our common stock pursuant to the exercise in full of the underwriters' option to purchase additional shares.